NET REVENUE	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
NET REVENUE	NET REVENUE
a.Disaggregation of revenue from contracts with customers

	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
Product	(In Millions)	(In Millions)	(In Millions)

Wafer	$1,882,518.1	$2,514,461.3	$3,272,553.5
Others	279,217.7	379,846.4	536,500.8

	$2,161,735.8	$2,894,307.7	$3,809,054.3

	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
Geography	(In Millions)	(In Millions)	(In Millions)

Taiwan	$149,777.4	$270,413.5	$299,445.8
United States	1,408,841.9	1,992,280.4	2,834,692.1
China	267,154.1	331,673.3	327,502.8
Japan	132,072.0	144,239.9	150,427.9
Europe, the Middle East and Africa	117,348.2	102,760.9	126,584.1
Others	86,542.2	52,939.7	70,401.6

	$2,161,735.8	$2,894,307.7	$3,809,054.3
The Company categorized the net revenue mainly based on the countries where the customers are headquartered.

	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
Platform	(In Millions)	(In Millions)	(In Millions)

High Performance Computing	$934,768.6	$1,476,890.6	$2,192,931.0
Smartphone	814,914.3	1,005,130.5	1,110,816.4
Internet of Things	161,916.5	165,516.2	191,046.8
Automotive	133,654.3	139,323.1	186,667.0
Digital Consumer Electronics	46,999.8	47,960.4	47,996.5
Others	69,482.3	59,486.9	79,596.6

	$2,161,735.8	$2,894,307.7	$3,809,054.3

	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
Resolution	(In Millions)	(In Millions)	(In Millions)

3-nanometer	$108,045.3	$459,530.2	$794,341.4
5-nanometer	629,300.4	861,318.9	1,179,907.2
7-nanometer	357,270.7	416,790.3	459,258.1
16-nanometer	191,306.1	202,383.7	215,722.1
20-nanometer	10,359.0	4,077.2	4,304.9
28-nanometer	186,924.9	188,155.0	225,134.2
40/45-nanometer	114,667.4	108,468.2	95,582.7
65-nanometer	107,425.4	93,120.1	120,399.3
90-nanometer	25,642.0	21,509.3	21,358.7
0.11/0.13 micron	47,149.3	52,442.8	48,846.1
0.15/0.18 micron	86,614.2	90,796.8	88,293.7
0.25 micron and above	17,813.4	15,868.8	19,405.1

Wafer revenue	$1,882,518.1	$2,514,461.3	$3,272,553.5
b.Contract balances

	January 1, 2024	December 31, 2024	December 31, 2025
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Contract liabilities (classified under accrued expenses and other current liabilities)	$52,736.4	$89,435.4	$49,954.4
The changes in the contract liability balances primarily result from the timing difference between the satisfaction of performance obligation and the customer’s payment.
The Company recognized revenue from the beginning balance of contract liability, which amounted to NT$69,598.3 million, NT$51,578.4 million and NT$57,567.1 million for the years ended
December 31, 2023, 2024 and 2025, respectively.
c.Temporary receipts from customers

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)

Current portion (classified under accrued expenses and other current liabilities)	$198,602.6	$146,559.3
Noncurrent portion (classified under other noncurrent liabilities)	92,499.2	43,298.9

	$291,101.8	$189,858.2
The Company’s temporary receipts from customer are payments made by customers to the Company to retain the Company’s capacity. When the terms and conditions set forth in the agreements are subsequently satisfied, the treatment of temporary receipts, either by refund or by accounts receivable offsetting, will be determined by mutual consent.
d.Refund liabilities
Estimated sales returns and other allowances is made and adjusted based on historical experience and the consideration of varying contractual terms. As of December 31, 2024 and 2025, the aforementioned refund liabilities amounted to NT$63,185.2 million and NT$79,293.4 million
(classified under accrued expenses and other current liabilities), respectively.